Income taxes (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Balance at beginning of the period	¥ 588,946	¥ 343,590
Provision	349,781	308,811	¥ 81,904
Current period reversal	(1,690)	(63,455)	(196,747)
Balance at the end of the period	¥ 937,037	¥ 588,946	¥ 343,590